Dividends Per Share	12 Months Ended
Mar. 31, 2021
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Dividends Per Share
41	DIVIDENDS PER SHARE

The dividends recognized by the Company for the fiscal years ended March 31, 2021, 2020 and 2019 were as follows:

	Dividends per share	Aggregate amount
	(In yen)	(In millions)
For the fiscal year ended March 31, 2021:
Common stock	¥195	¥267,144
For the fiscal year ended March 31, 2020:
Common stock	¥185	¥255,835
For the fiscal year ended March 31, 2019:
Common stock	¥175	¥245,577

The Company proposed to the shareholders the distribution of a dividend of ¥95 per share of common stock totaling ¥130,191 million in respect of the fiscal year ended March 31, 2021. The dividend is subject to the approval at the general meeting of shareholders on June 29, 2021. The consolidated financial statements for the fiscal year ended March 31, 2021 do not include this dividend.